Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Recently issued and adopted accounting standards:
a.	Recently issued and adopted accounting standards:

1.	In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The standard replaced the revenue recognition guidance in US GAAP under Accounting Standards Codification (“ASC”) Topic 605 and was required to be applied retrospectively to each prior period presented or applied using a modified retrospective method with the cumulative effect recognized in the beginning retained earnings during the period of initial application. Subsequently, the FASB issued several additional ASUs related to ASU No. 2014-09, collectively referred to as the “new revenue standards”, which became effective for the Company beginning January 1, 2018.

On January 1, 2018, the Company adopted ASC Topic 606-10 using the modified retrospective method and applied the standard to those contracts which were not substantially completed as of January 1, 2018 and recognized the cumulative effect of initially adopting as an adjustment to the opening balance of accumulated deficit as of that date. As a result of this adoption, the Company revised its accounting policy for revenue recognition as detailed below.

Revenue recognition:

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised goods or services to its customers in an amount that reflects the consideration the Company expects to receive.

The Company applies the following five-step approach:

a)	Identify the contract with a customer:

The Company generally considers either agreements or purchase orders, which in some cases are governed by master agreements, to be contracts with customers. In evaluating the contract with a customer, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration (credit risk) and considers the probability of collecting substantially all of the consideration.

b)	Identify the performance obligations in the contract:

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

The main performance obligations usually are the provisions of the following:

License for its software solutions (which may include significant customization), professional services, service type warranty and post-contract customer support, each of which are distinct, to be the identified performance obligations.

c)	Determine the transaction price:

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Company doesn’t usually grant its customers with a right to return the products sold. However, in some cases, the arrangements may include refunds, liquidated damages, penalties or other damages if the Company fails to deliver future goods or services or if the goods or services fail to meet certain specifications to acceptance criteria. All of the above are accounted for as variable considerations, which may be considered as adjustments to the transaction price.

As the Company’s standard payment terms are less than one year, the contracts have no significant financing component.

d)	Allocate the transaction price to the performance obligations in the contract:

The Company’s selling price is highly variable. Each contract is different by its scope and price. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The standalone selling prices of software licenses are typically estimated using the residual approach. Standalone selling prices of services are typically estimated based on observable transactions when these services are sold on a standalone basis.

e)	Recognize revenue when a performance obligation is satisfied:

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time, which affects the revenue recognition schedule.

Revenues from the software solutions which includes software license with significant customization are usually recognized over time during the customization period based on Man Months (“MM”) incurred to date in ratio to total estimated MM which represent an input method that best depicts the transfer of control over the performance obligation to the customer. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Revenues from software solutions which include customer acceptance or software license only contracts which do not include significant customization, are recognized at a point in time of the acceptance of the solution or the point in time the software license is delivered. Revenues related to service type warranty and post-contract customer support are recognized over time on a straight-line basis.

Deferred revenues represent unrecognized fees collected as well as other advances and payments received from customers, for which revenue has not yet been recognized. Deferred revenues are classified as short-term and long-term deferred revenues based on the period in which revenues are expected to be recognized.

See also Note 4 for details about the impact from adopting the new revenue standard and other required disclosures.

2.	In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted the new standard effective January 1, 2018. The adoption of this new guidance had an immaterial impact on the Company’s consolidated financial statements.

3.	In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting. ASU No. 2017-09 was issued to provide clarity and reduce both 1) diversity in practice and 2) cost and complexity when applying the guidance in ASC Topic 718 to a change in the terms or conditions of a share-based payment award. ASU No. 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under ASC Topic 718. The Company adopted ASU No. 2017-09 during the first quarter of 2018. The adoption of this new guidance had no impact on the Company’s consolidated financial statements.

New accounting standards not yet effective:
b.	New accounting standards not yet effective:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update introduces a number of changes and simplifies previous guidance, primarily the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The update retains the distinction between finance leases and operating leases and the classification criteria between the two types remains substantially similar. Also, lessor accounting remains largely unchanged from previous guidance. However, key aspects of the update were aligned with the revenue recognition guidance in ASC Topic 606. Additionally, the update defines a lease as a contract, or part of a contract, that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control over the use of the identified asset means that the customer has both (a) the right to obtain substantially all of the economic benefits from the use of the asset and (b) the right to direct the use of the asset. This update requires the modified retrospective transition approach, which requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented. The modified retrospective approach includes a number of optional practical expedients related to identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. An entity that elects to apply the practical expedients will, in effect, continue to account for leases that commenced before the effective date in accordance with the previous US GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous US GAAP. The amendments in this update are effective for annual reporting periods beginning after December 15, 2018, including interim periods within those reporting periods. Early adoption is permitted. The Company is currently evaluating the potential impact, of the adoption of these amendments on its consolidated financial statements.